Description of the Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	Description of the Business
Wag! Group Co. (“Wag!,” "Wag," the “Company,” “we” or “our”) formerly known as CHW Acquisition Corporation is incorporated in Delaware with headquarters in San Francisco, California. The Company develops and supports proprietary marketplace technologies available as a website and mobile app (“platform” or “marketplace”) that enables independent pet caregivers (“PCG”) to connect with Pet Parents (“Services”) and third party service partners to provide a suite of pet wellness services and products (“Wag! Wellness” or "Wellness"), including pet expert advice, pet wellness plans, and a pet insurance comparison tool. The platform allows Pet Parents (also referred to as “end-user(s)”), who require specific pet care services, to make service requests in the platform, which are then fulfilled by PCGs. The Company operates in the United States.
On August 9, 2022 (the “Closing Date” or "Merger Date"), Wag! Labs, Inc. ("Legacy Wag!"), CHW Acquisition Corporation (“CHW”), and CHW Merger Sub, Inc. (“Merger Sub”) pursuant to the terms of the Business Combination Agreement and Plan of Merger (the “Business Combination Agreement”) dated February 2, 2022, completed the business combination of Legacy Wag! and CHW which was effected by the merger of Merger Sub with and into Legacy Wag!, with Legacy Wag! surviving the Merger as a wholly owned subsidiary of CHW (the “Merger,” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). Upon completion of the Merger on August 9, 2022, the Company changed its name to Wag! Group Co. and effectively assumed all of CHW’s material operations. Refer to Note 3 - Business Combinations for more information regarding the Merger.
In November 2022, the Company via its wholly owned subsidiary, Compare Pet Insurance Services, Inc. ("CPI"), entered into an agreement to invest in a new limited liability company for an investment of $1.47 million. The Company funded this investment in the first quarter of 2023. We do not anticipate having control of the entity.
On December 27, 2022 Wag! entered into an Asset Purchase Agreement with Clicks and Traffic LLC (“Dog Food Advisor”) to purchase its Dog Food Advisor assets for cash consideration of $9.0 million. The transaction subsequently closed on January 5, 2023, upon satisfaction of the remaining closing conditions. Dog Food Advisor is one of the most visited and trusted dog food marketplaces, helping Pet Parents make informed decisions about dog and cat food. For additional information around the accounting for the transaction, refer to Note 15 - Subsequent Events.